PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED JANUARY 14, 2009

TO THE PROSPECTUS DATED NOVEMBER 24, 2009

All the funds in the prospectus are now available for purchase:

Global X China Consumer ETF

Global X China Energy ETF

Global X China Financials ETF

Global X China Industrials ETF

Global X China Materials ETF

Global X China Technology ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE